Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale, ESO (Details) - GBP (£) £ in Millions	Sep. 30, 2024	Mar. 31, 2024
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Intangible assets	£ 3,393	£ 3,431
Property, plant and equipment	69,195	68,907
Pension asset	2,478	2,407
Cash and cash equivalents	1,125	559
Financial investments	558	368
Total assets	101,852	98,325
Borrowings	(45,176)	(47,072)
Total liabilities	(65,986)	(68,433)
Net assets	35,866	£ 29,892
Assets and liabilities classified as held for sale | UK Electricity System Operator
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Intangible assets	485
Property, plant and equipment	121
Trade and other receivables	375
Pension asset	16
Cash and cash equivalents	51
Financial investments	501
Total assets	1,549
Borrowings	(13)
Other liabilities	(632)
Provision for UK electricity balancing costs	(347)
Total liabilities	(992)
Net assets	£ 557